Operating Segment Analysis (Tables)	12 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Summary of geographical information about non-current assets
Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2025 £’000	2024 £'000 (Restated)(2)
United Kingdom	£29,754	£35,214
North America	198,051	232,426
Europe	147,856	162,933
RoW (1)	259,226	292,444
Total	£634,887	£723,017
(1) Rest of World (RoW)
(2) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).